Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2025	Dec. 31, 2024
Statement of Financial Position [Abstract]
Common stock, par value	$ 0.00286	$ 0.00286
Common stock, shares authorised	1,000,000,000	34,973,575
Common stock, shares issued	161,995,282	12,105,496
Common stock, shares outstanding	161,995,282	12,105,496